Financial risk management - Maturity Analysis (Details) $ in Millions	12 Months Ended
	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 EUR (€)
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	€ 3,531,400,000		€ 3,575,800,000
Senior USD Debt
Disclosure of maturity analysis for derivative financial liabilities [line items]
Loan repayment percentage	1.00%	1.00%
Repayments of non-current borrowings	€ 6,300,000	$ 7.0
2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	860,300,000		757,800,000
2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	124,800,000		130,600,000
2026
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	112,000,000.0		122,600,000
2027
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	174,300,000		119,600,000
2028
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	1,455,600,000		157,700,000
More than five years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	804,400,000		2,287,500,000
Borrowings-principal
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	2,110,100,000		2,140,100,000
Borrowings-principal | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	6,300,000		6,600,000
Borrowings-principal | 2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	6,300,000		6,600,000
Borrowings-principal | 2026
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	6,300,000		6,600,000
Borrowings-principal | 2027
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	6,300,000		6,600,000
Borrowings-principal | 2028
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	1,359,500,000		6,600,000
Borrowings-principal | More than five years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	725,400,000		2,107,100,000
Borrowings-interest
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	545,000,000.0		698,300,000
Borrowings-interest | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	117,500,000		103,000,000.0
Borrowings-interest | 2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	98,600,000		117,300,000
Borrowings-interest | 2026
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	92,200,000		107,500,000
Borrowings-interest | 2027
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	92,700,000		105,200,000
Borrowings-interest | 2028
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	91,100,000		104,800,000
Borrowings-interest | More than five years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	52,900,000		160,500,000
Lease Liabilities
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	74,800,000		72,700,000
Lease Liabilities | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	15,300,000		22,100,000
Lease Liabilities | 2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	12,400,000		12,900,000
Lease Liabilities | 2026
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	8,800,000		8,100,000
Lease Liabilities | 2027
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	7,200,000		6,400,000
Lease Liabilities | 2028
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	5,000,000.0		3,300,000
Lease Liabilities | More than five years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	26,100,000		19,900,000
Trade and other payables excluding non-financial liabilities
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	719,100,000		652,200,000
Trade and other payables excluding non-financial liabilities | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	719,100,000		652,200,000
Trade and other payables excluding non-financial liabilities | 2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	0		0
Trade and other payables excluding non-financial liabilities | 2026
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	0		0
Trade and other payables excluding non-financial liabilities | 2027
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	0		0
Trade and other payables excluding non-financial liabilities | 2028
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	0		0
Trade and other payables excluding non-financial liabilities | More than five years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	0		0
Sell | Foreign exchange forward contract
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	1,029,500,000		623,600,000
Sell | Foreign exchange forward contract | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	722,300,000		623,600,000
Sell | Foreign exchange forward contract | 2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	307,200,000		0
Sell | Foreign exchange forward contract | 2026
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	0		0
Sell | Foreign exchange forward contract | 2027
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	0		0
Sell | Foreign exchange forward contract | 2028
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	0		0
Sell | Foreign exchange forward contract | More than five years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	0		0
Sell | Cross currency interest rate swap
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows			929,600,000
Sell | Cross currency interest rate swap | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows			50,500,000
Sell | Cross currency interest rate swap | 2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows			54,200,000
Sell | Cross currency interest rate swap | 2026
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows			53,600,000
Sell | Cross currency interest rate swap | 2027
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows			53,100,000
Sell | Cross currency interest rate swap | 2028
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows			718,200,000
Sell | Cross currency interest rate swap | More than five years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows			0
Sell | Foreign exchange swap
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	858,200,000
Sell | Foreign exchange swap | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	47,300,000
Sell | Foreign exchange swap | 2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	48,900,000
Sell | Foreign exchange swap | 2026
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	48,400,000
Sell | Foreign exchange swap | 2027
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	713,600,000
Sell | Foreign exchange swap | 2028
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	0
Sell | Foreign exchange swap | More than five years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	0
Sell | Interest rate swap contract
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	35,300,000		43,400,000
Sell | Interest rate swap contract | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	8,900,000		8,100,000
Sell | Interest rate swap contract | 2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	8,800,000		8,900,000
Sell | Interest rate swap contract | 2026
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	8,800,000		8,800,000
Sell | Interest rate swap contract | 2027
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	8,800,000		8,800,000
Sell | Interest rate swap contract | 2028
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	0		8,800,000
Sell | Interest rate swap contract | More than five years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	0		0
Pay | Foreign exchange forward contract
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	(1,012,900,000)		(641,700,000)
Pay | Foreign exchange forward contract | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	(711,300,000)		(641,700,000)
Pay | Foreign exchange forward contract | 2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	(301,600,000)		0
Pay | Foreign exchange forward contract | 2026
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	0		0
Pay | Foreign exchange forward contract | 2027
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	0		0
Pay | Foreign exchange forward contract | 2028
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	0		0
Pay | Foreign exchange forward contract | More than five years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	0		0
Pay | Cross currency interest rate swap
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows			(899,100,000)
Pay | Cross currency interest rate swap | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows			(58,900,000)
Pay | Cross currency interest rate swap | 2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows			(59,900,000)
Pay | Cross currency interest rate swap | 2026
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows			(53,200,000)
Pay | Cross currency interest rate swap | 2027
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows			(51,800,000)
Pay | Cross currency interest rate swap | 2028
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows			(675,300,000)
Pay | Cross currency interest rate swap | More than five years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows			0
Pay | Foreign exchange swap
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	(795,000,000.0)
Pay | Foreign exchange swap | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	(55,400,000)
Pay | Foreign exchange swap | 2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	(47,900,000)
Pay | Foreign exchange swap | 2026
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	(45,000,000.0)
Pay | Foreign exchange swap | 2027
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	(646,700,000)
Pay | Foreign exchange swap | 2028
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	0
Pay | Foreign exchange swap | More than five years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	0
Pay | Interest rate swap contract
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	(32,700,000)		(43,300,000)
Pay | Interest rate swap contract | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	(9,700,000)		(7,700,000)
Pay | Interest rate swap contract | 2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	(7,900,000)		(9,400,000)
Pay | Interest rate swap contract | 2026
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	(7,500,000)		(8,800,000)
Pay | Interest rate swap contract | 2027
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	(7,600,000)		(8,700,000)
Pay | Interest rate swap contract | 2028
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	0		(8,700,000)
Pay | Interest rate swap contract | More than five years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	0		0
Forecast
Disclosure of maturity analysis for derivative financial liabilities [line items]
Repayment based on excess cashflow calculation	€ 0		€ 0